Company Restructuring	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Company Restructuring

Note 13	Company Restructuring
The Company undertakes various programs to reduce expenses. These programs generally involve a reduction in staffing levels, and in certain cases, office closures. Restructuring and related charges primarily include employee severance and relocation benefits, and post-exit rent expenses in connection with these programs, and non-cash charges resulting from pension benefit payments made to agents and certain legal expenses and settlements incurred in connection with the 1999 reorganization of Allstate’s multiple agency programs to a single exclusive agency program (“1999 reorganization”). The expenses related to these activities are included in the Consolidated Statements of Operations as restructuring and related charges, and totaled $67 million, $96 million and $18 million in 2018, 2017 and 2016, respectively. Restructuring expenses in 2018 primarily related to realignment of certain employees to centralized talent centers as well as legal settlements and expenses.

Restructuring activity during the period
($ in millions)	Employee costs	Exit costs	Total liability
Restructuring liability as of December 31, 2017	$15	$30	$45
Expense incurred	50	20	70
Adjustments to liability	(1)	(2)	(3)
Payments and non-cash pension settlements	(35)	(33)	(68)
Restructuring liability as of December 31, 2018	$29	$15	$44

The payments applied against the liability for employee costs primarily reflect severance costs, and the payments for exit costs generally consist of post-exit rent expenses and contract termination penalties.
As of December 31, 2018, the cumulative amount incurred to date for active programs related to employee severance, relocation benefits and post-exit rent expenses totaled $91 million for employee costs and $11 million for exit costs. The cumulative amounts exclude $59 million of employee costs and $99 million of exit costs related to the 1999 reorganization. In 2018, the Company settled the litigation related to the 1999 reorganization and therefore, this matter is no longer an active program.